Segment and geographic information (Details) € in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2025 segment	Apr. 22, 2025 segment	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Segment information
Number of operating segments | segment	3	2
Number of major brands included in portfolio	5		5
Net sales			€ 1,262,277	€ 840,852	€ 766,003
Segment EBITDA			603,953	(6,748)	2,971
Depreciation and amortization			(25,351)	(15,205)	(11,653)
Finance income (costs), net			(5,072)	(4,772)	(2,460)
Income tax (expense) benefit			(3,570)	1,814	(5,877)
Net (loss) income			569,959	(24,911)	(17,019)
IPO related Share-based compensation expenses			14,300	18,500
Luxury Mytheresa Segment
Segment information
Net sales				840,852	766,003
Segment EBITDA				25,840	38,195
Operating segments
Segment information
Net sales			1,264,444
Segment EBITDA			47,437
Operating segments | Luxury Mytheresa Segment
Segment information
Net sales			916,103
Segment EBITDA			44,581
Operating segments | Online
Segment information
Net sales				826,690	751,299
Segment EBITDA				37,396	48,729
Operating segments | Retail Store
Segment information
Net sales				14,162	14,704
Segment EBITDA				4,516	4,966
Operating segments | Luxury NAP & MRP
Segment information
Net sales			213,829
Segment EBITDA			8,515
Operating segments | Off Price
Segment information
Net sales			114,740
Segment EBITDA			(6,708)
Operating segments | Other
Segment information
Net sales			19,772
Segment EBITDA			1,048
Reconciliation
Segment information
Net sales			(2,167)
Segment EBITDA			556,516
Elimination of corporate costs and adjustments
Segment information
Segment EBITDA				(32,589)	(35,224)
Other transaction-related, certain legal and other expenses			52,725	14,081	5,446
IPO related Share-based compensation expenses			14,287	18,508	30,021
Bargain purchase gain			€ 623,531
Elimination of corporate costs and adjustments | Luxury Mytheresa Segment
Segment information
Segment EBITDA				(16,072)	(15,500)
Corporate administrative expenses				€ 16,072	€ 15,500